Putnam Emerging Markets Equity Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Emerging Markets Equity Fund		Class A	Class B	Class C	Class M	Class R	Class R6		Class T		Class Y
Management fees	[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%		0.93%		0.93%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%			0.25%
Other expenses		0.88%	0.88%	0.88%	0.88%	0.88%	0.68%	[2]	0.88%	[3]	0.88%
Total annual fund operating expenses		2.06%	2.81%	2.81%	2.56%	2.31%	1.61%		2.06%		1.81%
Expense reimbursement	[4]	(0.78%)	(0.78%)	(0.78%)	(0.78%)	(0.78%)	(0.78%)		(0.78%)		(0.78%)
Total annual fund operating expenses after expense reimbursement	[5]	1.28%	2.03%	2.03%	1.78%	1.53%	0.83%		1.28%		1.03%
[1]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI Emerging Markets Index (ND). For the most recent fiscal year, the fund's management fee prior to any performance adjustment was 0.92%.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[3]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2019. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[5]	Restated to reflect current fees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Emerging Markets Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	698	1,113	1,552	2,769
Class B	706	1,097	1,615	2,901
Class C	306	797	1,415	3,081
Class M	525	1,047	1,595	3,088
Class R	156	647	1,164	2,586
Class R6	85	432	802	1,845
Class T	377	806	1,261	2,519
Class Y	105	494	907	2,062

Expense Example, No Redemption - Putnam Emerging Markets Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	206	797	1,415	2,901
Class C	206	797	1,415	3,081